CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 20, 2016	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	30,000,000	30,000,000
Common Stock, shares issued	25,799,031	25,799,031
Common Stock, shares outstanding	25,799,031	25,799,031
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0